Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (84)
Total	(84)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(26)
Prior service cost	10
Total	(16)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(1)
Prior service cost	(1)
Total	$ (2)